UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			    Washington, DC  20549

				  FORM 13F

			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Lawrence Kelly & Associates, Incorporated
Address:	199 South Los Robles Avenue
		Suite 850
		Pasadena, CA  91101

13F File Number:  28-4898

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	Alex Tescher
Title:	Executive Vice President
Phone:	626/449-9500
Email:	alex@lawrencekelly.com
Signature, Place, and Date of Signing:

	Alex Tescher	Pasadena, CA	Aug 11, 2010
Report Type (Check only one.):

[ X ]	13F Holdings Report.

[   ]	13F Notice.

[   ]	13F Combination Report.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	111

Form 13F Information Table Value Total:	$336,617


List of Other Included Managers:

No.	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
JPMorgan Chase 8.625% Pfd Ser  PRD              46625H621      333    12500 SH       SOLE                    12500
                                                               117     4400 SH       OTHER                                      4400
3M Co.                         COM              88579Y101       27      338 SH       SOLE                      338
                                                               577     7300 SH       OTHER                                      7300
AFLAC Inc.                     COM              001055102     6830   160072 SH       SOLE                    70837             89235
                                                              1150    26962 SH       OTHER                                     26962
Abbott Labs                    COM              002824100      183     3910 SH       SOLE                                       3910
                                                               281     6000 SH       OTHER                                      6000
Adobe Sys Inc Com              COM              00724F101     3070   116150 SH       SOLE                    38800             77350
                                                                48     1800 SH       OTHER                                      1800
Albemarle Corp.                COM              012653101      353     8900 SH       OTHER                                      8900
Allergan Inc.                  COM              018490102      379     6500 SH       SOLE                                       6500
                                                               285     4900 SH       OTHER                                      4900
America Movil-ADR Ser L        COM              02364W105      271     5700 SH       OTHER                                      5700
American Express Co            COM              025816109      214     5400 SH       OTHER                                      5400
Apple, Inc.                    COM              037833100    18550    73750 SH       SOLE                    30649             43101
                                                              1748     6950 SH       OTHER                                      6950
Autoliv Inc Com                COM              052800109     2361    49350 SH       SOLE                                      49350
BHP Billiton LTD Spons ADR     COM              088606108     7576   122215 SH       SOLE                    43150             79065
                                                               614     9900 SH       OTHER                                      9900
BP PLC Spons ADR               COM              055622104      304    10529 SH       OTHER                                     10529
Berkley WR Corp                COM              084423102    10744   406044 SH       SOLE                   164573            241471
                                                              1434    54211 SH       OTHER                                     54211
Best Buy Inc                   COM              086516101      745    22000 SH       SOLE                                      22000
                                                               186     5500 SH       OTHER                                      5500
CVS Caremark Corp              COM              126650100      596    20324 SH       OTHER                                     20324
Celgene Corp                   COM              151020104     3264    64225 SH       SOLE                    17200             47025
Cerner Corp                    COM              156782104     7215    95075 SH       SOLE                    35825             59250
                                                               305     4025 SH       OTHER                                      4025
Charles Schwab Corp (New)      COM              808513105      226    15947 SH       SOLE                    15947
                                                                43     3000 SH       OTHER                                      3000
Chevron Corp                   COM              166764100     2698    39759 SH       SOLE                    18227             21532
                                                              2415    35593 SH       OTHER                                     35593
Cisco Systems                  COM              17275R102     9915   465270 SH       SOLE                   228594            236676
                                                              1265    59382 SH       OTHER                                     59382
Coca Cola Co                   COM              191216100      143     2853 SH       SOLE                      413              2440
                                                               180     3600 SH       OTHER                                      3600
Costco Wholesale               COM              22160K105    10053   183350 SH       SOLE                    78601            104749
                                                              1395    25444 SH       OTHER                                     25444
Dentsply Intl Inc New          COM              249030107    10629   355375 SH       SOLE                   145849            209526
                                                              1581    52850 SH       OTHER                                     52850
Disney Walt Co Del             COM              254687106     8455   268425 SH       SOLE                    90025            178400
                                                               893    28356 SH       OTHER                                     28356
Express Scripts Inc            COM              302182100    10130   215450 SH       SOLE                    85500            129950
                                                               571    12150 SH       OTHER                                     12150
Exxon Mobil Corp               COM              30231G102      243     4254 SH       SOLE                     1800              2454
                                                               559     9803 SH       OTHER                                      9803
Fresenius MedCare AG&Co Spons  COM              358029106     8749   162950 SH       SOLE                    62775            100175
                                                              1117    20800 SH       OTHER                                     20800
General Elec Co                COM              369604103       19     1300 SH       SOLE                                       1300
                                                               230    15948 SH       OTHER                                     15948
Goldman Sachs Group Com        COM              38141G104      302     2300 SH       OTHER                                      2300
Google, Inc.                   COM              38259P508    11018    24762 SH       SOLE                    11550             13212
                                                               632     1420 SH       OTHER                                      1420
Heinz H J Co.                  COM              423074103     1080    25000 SH       SOLE                                      25000
Int'l Bus Mach                 COM              459200101       36      288 SH       SOLE                      288
                                                               668     5410 SH       OTHER                                      5410
Intel Corp                     COM              458140100     1682    86463 SH       SOLE                     9763             76700
                                                               858    44100 SH       OTHER                                     44100
Intuit                         COM              461202103     3460    99500 SH       SOLE                      750             98750
                                                                45     1300 SH       OTHER                                      1300
Itron Inc. Com                 COM              465741106     6975   112835 SH       SOLE                    48475             64360
                                                               451     7300 SH       OTHER                                      7300
JPMorgan Chase & Co            COM              46625H100      297     8100 SH       OTHER                                      8100
Johnson & Johnson              COM              478160104    10512   177986 SH       SOLE                    98910             79076
                                                              1740    29457 SH       OTHER                                     29457
L-3 Communications Hldgs Inc.  COM              502424104     6034    85175 SH       SOLE                    19900             65275
                                                               499     7050 SH       OTHER                                      7050
McDonalds Corp                 COM              580135101      448     6800 SH       OTHER                                      6800
Microsoft Corp                 COM              594918104     8001   347725 SH       SOLE                   153875            193850
                                                              1317    57250 SH       OTHER                                     57250
NYSE Euronext                  COM              629491101    10113   366000 SH       SOLE                   145284            220716
                                                              1370    49575 SH       OTHER                                     49575
Nestle SA Spons ADR (For Reg)  COM              641069406    13189   272449 SH       SOLE                   138380            134069
                                                              1933    39925 SH       OTHER                                     39925
Oracle Systems Corp            COM              68389X105      105     4875 SH       SOLE                     2775              2100
                                                               107     5000 SH       OTHER                                      5000
Paccar Inc                     COM              693718108      142     3550 SH       SOLE                                       3550
                                                               431    10800 SH       OTHER                                     10800
Pepsico Inc                    COM              713448108    11782   193314 SH       SOLE                    83638            109676
                                                              2034    33374 SH       OTHER                                     33374
Pfizer Inc                     COM              717081103      495    34746 SH       OTHER                                     34746
Procter & Gamble Co.           COM              742718109      485     8091 SH       SOLE                     3734              4357
                                                              1180    19665 SH       OTHER                                     19665
Royal Dutch Shell PLC Spons AD COM              780259206     1868    37199 SH       SOLE                    34999              2200
                                                               467     9300 SH       OTHER                                      9300
Sanofi Aventis Spons ADR       COM              80105N105      361    12000 SH       OTHER                                     12000
Schlumberger Ltd               COM              806857108     8067   145763 SH       SOLE                    67772             77991
                                                               812    14675 SH       OTHER                                     14675
Siemens AG Spons ADR           COM              826197501     9607   107300 SH       SOLE                    49350             57950
                                                              1003    11200 SH       OTHER                                     11200
Southwestern Energy Co         COM              845467109    14229   368250 SH       SOLE                   153783            214467
                                                              1370    35450 SH       OTHER                                     35450
Sysco Corp                     COM              871829107     5223   182825 SH       SOLE                    35300            147525
                                                               603    21100 SH       OTHER                                     21100
Telefonica SA - Spons ADR      COM              879382208      119     2150 SH       SOLE                     2150
                                                               420     7557 SH       OTHER                                      7557
Teva Pharmaceutical Inds ADR   COM              881624209    16313   313770 SH       SOLE                   142107            171663
                                                              2262    43500 SH       OTHER                                     43500
Thermo Fisher Scientific, Inc. COM              883556102    11922   243065 SH       SOLE                    97484            145581
                                                              1265    25800 SH       OTHER                                     25800
United Technologies            COM              913017109       51      780 SH       SOLE                      780
                                                               497     7650 SH       OTHER                                      7650
Verisign Inc. Com.             COM              92343E102      625    23549 SH       SOLE                    23549
                                                               207     7800 SH       OTHER                                      7800
Vestas Wind Systems A/S OrdF   COM              5964651        631    15050 SH       SOLE                    15050
                                                                84     2000 SH       OTHER                                      2000
Visa, Inc. Cl A                COM              92826C839     9027   127590 SH       SOLE                    56807             70783
                                                               973    13750 SH       OTHER                                     13750
Wal Mart Stores Inc            COM              931142103     7040   146450 SH       SOLE                    61950             84500
                                                               882    18350 SH       OTHER                                     18350